UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Discovery Capital Management, LLC

Address:    20 Marshall Street
            South Norwalk, CT 06854


13F File Number: 028-XXXXX

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert Citrone
Title:      Managing Member
Phone:      (203) 838-3188


Signature, Place and Date of Signing:

/s/ Robert Citrone             South Norwalk, Connecticut      February 13, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $394,769
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number      Name

1.     028-XXXXX                 Discovery Global Opportunity Master Fund, Ltd.

                                      FORM 13F INFORMATION TABLE
                                            December 31, 2006

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS    SOLE    SHARED  NONE
--------------                --------------    -----       --------   -------  --- ----   ----------  ----    ----    ------  ----
AMERICA MOVIL S A DE C V      SPON ADR L SHS    02364W105    2894        64000  SH         SOLE        NONE     64000       0  0
BANCO BRADESCO S A            SP ADR PFD NEW    059460303   17754       440000  SH         DEFINED     1       176000  264000  0
BANCO MACRO SA                SPON ADR B        05961W105    2809        90000  SH         DEFINED     1        12000   78000  0
BBVA BANCO FRANCES S A        SPONSORED ADR     07329M100    1235       130000  SH         DEFINED     1            0  130000  0
BEAR STEARNS COS INC          COM               073902108    4883        30000  SH         DEFINED     1        12000   18000  0
CISCO SYS INC                 COM               17275R102    6310       230900  SH         DEFINED     1        92400  138500  0
DESARROLLADORA HOMEX S A DE   SPONSORED ADR     25030W100    4725        80000  SH         DEFINED     1        32000   48000  0
SELECT SECTOR SPDR TR         SBI INT-FINL      81369Y605    6930       188600  SH         DEFINED     1        75600  113000  0
FIRST SOLAR INC               COM               336433107    1044        35000  SH         DEFINED     1            0   35000  0
FOCUS MEDIA HLDG LTD          SPONSORED ADR     34415V109    4980        75000  SH         DEFINED     1        30000   45000  0
FOSTER WHEELER LTD            SHS NEW           G36535139   18472       335000  SH         DEFINED     1       134000  201000  0
GOOGLE INC                    CL A              38259P508   17682        38400  SH         DEFINED     1        15360   23040  0
GRANT PRIDECO INC             COM               38821G101    5965       150000  SH         DEFINED     1        60000   90000  0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD    40049J206   10155       376000  SH         DEFINED     1       150400  225600  0
INFOSYS TECHNOLOGIES  LTD     SPONSORED ADR     456788108   20460       375000  SH         DEFINED     1       150000  225000  0
ISHARES INC                   MSCI BRAZIL       464286400     703        15000  SH         SOLE        NONE     15000       0  0
ISHARES INC                   MSCI HONG KONG    464286871    4800       300000  SH         DEFINED     1       120000  180000  0
ISHARES INC                   MSCI JAPAN        464286848   11368       800000  SH         DEFINED     1       320000  480000  0
ISHARES INC                   MSCI MEXICO       464286822    6150       120000  SH         SOLE        NONE    120000       0  0
ISHARES TR                    MSCI EMERG MKT    464287234   35027       306800  SH         SOLE        NONE    306800       0  0
ISHARES TR                    RUSSELL 2000      464287655    3745        48000  SH         SOLE        NONE     48000       0  0
ISHARES TR                    RUSSELL 2000      464287655   78030      1000000  SH  PUT    DEFINED     1       400000  600000  0
MOTOROLA INC                  COM               620076109    6992       340100  SH         DEFINED     1       136100  204000  0
NEW ORIENTAL ED & TECH GRP I  SPON ADR          647581107     537        16000  SH         SOLE        NONE     16000       0  0
PATNI COMPUTER SYS            SPONS ADR         703248203     993        48700  SH         DEFINED     1            0   48700  0
POLYCOM INC                   COM               73172K104    6260       202500  SH         DEFINED     1        81000  121500  0
QUALCOMM INC                  COM               747525103   13952       369200  SH         DEFINED     1       147600  221600  0
SANDISK CORP                  COM               8004C101     2152        50000  SH         DEFINED     1        20000   30000  0
SEAGATE TECHNOLOGY            SHS               G7945J104    6216       251980  SH         DEFINED     1        93600  158380  0
SONY CORP                     ADR NEW           835699307    4583       107000  SH         DEFINED     1        42800   64200  0
SONY CORP                     ADR NEW           835699307    6857       160100  SH  CALL   DEFINED     1        80000   80100  0
TELEFONOS DE MEXICO S A       SPON ADR A SHS    879403780   20095       711100  SH         DEFINED     1       284440  426660  0
TEXAS INSTRS INC              COM               882508104    4481       155600  SH         DEFINED     1        62200   93400  0
UNIBANCO-UNIAO DE BANCOS BRA  GDR REP PFD UT    90458E107   40902       440000  SH         DEFINED     1       176000  264000  0
UNITED STATES STL CORP NEW    COM               912909108   14628       200000  SH  PUT    DEFINED     1        80000  120000  0



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